Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets [Abstract]
Statutory reserve funds description	Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in China at each year-end); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of Group’s subsidiaries, affiliated PRC entities and their respective subsidiaries. The Group’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. As of December 31, 2022, none of the Group’s PRC subsidiaries has a general reserve that reached 50% of their registered capital threshold and therefore they will allocate at least 10% of their after-tax profits to the general reserve fund.
Amount of net assets	$ 43,301,860	$ 43,301,860